Prepayments and other current assets, net	6 Months Ended
Jun. 30, 2026
Prepayments And Other Current Assets Net
Prepayments and other current assets, net

6. Prepayments and other current assets, net

Prepayments and other current assets consisted of the following:

	As of	As of
	December 31,	June 30,
	2025	2026
	(RMB in thousands)
VAT deductible	48,653	50,043
Prepayments to vendors	4,904	2,747
Interest receivables	584	273
Income tax receivables	300	280
Rental and other deposits	207	154
Others	415	71
Prepayments and other current assets, net	55,063	53,568

Amounts due from related parties included in prepayments and other current assets were nil and RMB7,000 as of December 31, 2025 and June 30, 2026, respectively. See more detail in Note 15.

No write-down of prepayments to third-party suppliers was recognized in cost of revenue for the six months ended June 30, 2025 and 2026.